Allowance for Loan Losses - Accrued Interest Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	$ 1,965	$ 1,663
Private Education Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	383	391	$ 490
Accrued Interest Receivable, Allowance for Uncollectible Interest	26	30	35
Private Education Loans [Member] | TDR [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	196	192	201
Accrued Interest Receivable, Allowance for Uncollectible Interest	20	23	26
Private Education Loans [Member] | Non-TDR [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	187	199	289
Accrued Interest Receivable, Allowance for Uncollectible Interest	6	7	9
Accrued Interest Receivable, Greater Than 90 Days Past Due [Member] | Private Education Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	24	33	35
Accrued Interest Receivable, Greater Than 90 Days Past Due [Member] | Private Education Loans [Member] | TDR [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	20	28	28
Accrued Interest Receivable, Greater Than 90 Days Past Due [Member] | Private Education Loans [Member] | Non-TDR [Member]
Accounts Notes And Loans Receivable [Line Items]
Accrued Interest Receivable	$ 4	$ 5	$ 7